TRADE RECEIVABLES (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
TRADE RECEIVABLES
3.	TRADE RECEIVABLES
(Amounts presented in thousands of US Dollars)
	31st. December,
	2011	2010
Accounts receivable	702	118
Allowance for doubtful accounts	(211)	-

Total trade receivables	491	118